Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Balances of Subsidiaries, According to the IFRS-based Accounting Framework (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Assets	$ 1,055,279,177	$ 933,269,606
Liabilities	872,945,442	774,209,789
Shareholders' Equity	182,333,735	159,059,817	$ 129,526,580	$ 141,318,717
Net (Loss) / Income for the Year	25,532,780	32,427,485	$ (8,020,073)
Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of subsidiaries [line items]
Assets	946,019,300	839,110,959
Liabilities	794,198,155	708,010,986
Shareholders' Equity	151,821,145	131,099,973
Net (Loss) / Income for the Year	20,928,333	30,336,364
Cobranzas Regionales S.A. [member]
Disclosure of subsidiaries [line items]
Assets	1,484,287	702,134
Liabilities	1,263,843	316,551
Shareholders' Equity	220,444	385,583
Net (Loss) / Income for the Year	(567,858)	(299,779)
Galicia Administradora de Fondos S.A [member]
Disclosure of subsidiaries [line items]
Assets	1,382,069	612,028
Liabilities	468,718	98,149
Shareholders' Equity	913,351	513,879
Net (Loss) / Income for the Year	1,121,556	302,238
Galicia Broker Asesores de Seguros S.A. [member]
Disclosure of subsidiaries [line items]
Assets	47,231	68,001
Liabilities	20,345	38,917
Shareholders' Equity	26,886	29,084
Net (Loss) / Income for the Year	40,720	44,140
Galicia Retiro Compania de Seguros S.A. [member]
Disclosure of subsidiaries [line items]
Assets	507,046	488,839
Liabilities	396,155	382,963
Shareholders' Equity	110,891	105,876
Net (Loss) / Income for the Year	3,657	(27,432)
Galicia Securities S.A. [member]
Disclosure of subsidiaries [line items]
Assets	2,566,696
Liabilities	2,225,050
Shareholders' Equity	341,646
Net (Loss) / Income for the Year	230,062
Galicia Seguros S.A. [member]
Disclosure of subsidiaries [line items]
Assets	4,717,752
Liabilities	3,052,802	2,721,178
Shareholders' Equity	1,664,950	(2,721,178)
Net (Loss) / Income for the Year	1,211,751	795,761
Galicia Warrants S.A. [member]
Disclosure of subsidiaries [line items]
Assets	702,846	793,298
Liabilities	171,752	170,513
Shareholders' Equity	531,094	622,785
Net (Loss) / Income for the Year	(41,174)	171,212
IGAM LLC [Member]
Disclosure of subsidiaries [line items]
Assets	506,066	3,061,060
Liabilities	161,584	2,877,270
Shareholders' Equity	344,482	183,790
Net (Loss) / Income for the Year	156,518	71,697
IGAM Uruguay Agente de Valores S.A. [member]
Disclosure of subsidiaries [line items]
Assets	865	1,119
Liabilities	2,800
Shareholders' Equity	(1,935)	1,119
Net (Loss) / Income for the Year	(2,802)	(23)
INVIU S.A.U. [Member]
Disclosure of subsidiaries [line items]
Assets	433,281	3,056,981
Liabilities	160,078	2,875,233
Shareholders' Equity	273,203	181,748
Net (Loss) / Income for the Year	160,450	(19,591)
Naranja Digital Comapañía Financiera S.A.U. [member]
Disclosure of subsidiaries [line items]
Assets	833,786	1,195,023
Liabilities	54,920	354,860
Shareholders' Equity	778,866	840,163
Net (Loss) / Income for the Year	(431,203)	(120,719)
Ondara S.A. [member]
Disclosure of subsidiaries [line items]
Assets	31,720	48,201
Liabilities	94	1,446
Shareholders' Equity	31,626	46,755
Net (Loss) / Income for the Year	(13,533)	(7,226)
Sudamericana Holding S.A. [member]
Disclosure of subsidiaries [line items]
Assets	5,916,613	6,064,430
Liabilities	3,329,257	3,356,339
Shareholders' Equity	2,587,356	2,708,091
Net (Loss) / Income for the Year	1,318,261	862,867
Tarjeta Naranja S.A. [member]
Disclosure of subsidiaries [line items]
Assets	101,268	86,914,652
Liabilities	77,416	65,532,267
Shareholders' Equity	23,852	21,382,385
Net (Loss) / Income for the Year	3,315,984	1,843,861
Tarjetas Regionales S.A. [member]
Disclosure of subsidiaries [line items]
Assets	103,071,416	90,010,710
Liabilities	77,507,787	66,840,431
Shareholders' Equity	25,563,629	23,170,279
Net (Loss) / Income for the Year	$ 2,160,052	$ 888,870